                                   MILESTONE

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.


[logo]

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA of Monarch Life Insurance Company at December 31, 2000 and 1999, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2001

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS                                      COST         SHARES    MARKET VALUE
                                         ----------     --------   ------------
Investment in Merrill Lynch Variable
Series Funds, Inc., at Market Value
(Notes 1 and 2):
 Domestic Money Market Fund              $  426,563     426,563     $  426,563
 Government Bond Fund                       145,507      13,821        145,671
 High Current Income Fund                   162,970      15,098        121,692
 Quality Equity Fund                      1,014,080      30,383        778,101
 Small Cap Value Focus Fund               1,353,087      64,090      1,331,790
 Global Strategy Focus Fund                 693,185      51,814        562,186
 Basic Value Focus Fund                     688,883      51,001        699,228
                                         ----------                 ----------
Total Invested Assets                    $4,484,275                  4,065,231
                                         ==========                 ----------

LIABILITIES
Pending Trades                                                             303
                                                                    ----------
 Total Liabilities                                                         303
                                                                    ----------
 Net Assets                                                         $4,064,928
                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999
--------------------------------------------------------------------------------

ASSETS                                      COST         SHARES    MARKET VALUE
                                         ----------      ------    ------------
Investment in Merrill Lynch Variable
 Series Funds. Inc., at Market Value
 (Notes 1 and 2):
 Domestic Money Market Fund              $  646,166     646,166     $  646,166
 Government Bond Fund                       182,624      17,293        173,448
 High Current Income Fund                   166,131      14,973        143,594
 Quality Equity Fund                        930,940      25,539      1,019,778
 Special Value Focus Fund                 1,105,131      50,571      1,180,832
 Global Strategy Focus Fund                 724,680      51,991        734,632
 Basic Value Focus Fund                     654,921      47,855        650,824
                                         ----------                 ----------
Total Invested Assets                    $4,410,593                  4,549,274
                                         ==========
Pending Trades                                                             190
 Total Assets                                                       ----------
                                                                     4,549,464

LIABILITIES
 Total Liabilities                                                          --
                                                                    ----------
 Net Assets                                                         $4,549,464
                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------


                                                                     TOTALS - ALL DIVISIONS
                                                         ------------------------------------------------
                                                             2000              1999               1998
                                                         ----------         ----------         ----------
Investment Income:
 Dividends (Note 2)                                      $  756,724         $  688,903         $  811,309
Expenses:
 Risk Charges and Administrative Expenses (Note 5)          (61,235)           (62,024)           (70,045)
                                                         ----------         ----------        -----------
  Net Investment Income                                     695,489            626,879            741,264
                                                         ----------         ----------        -----------

Net Realized Losses                                         (42,496)          (260,701)          (181,765)
Net Unrealized Gains (Losses)                              (557,726)           486,263           (314,447)
                                                         ----------         ----------        -----------
 Net Realized and Unrealized Gains (Losses)                (600,222)           225,562           (496,212)
                                                         ----------         ----------        -----------
Net Increase in Net Assets
  Resulting from Operations                                  95,267            852,441            245,052
                                                         ----------         ----------        -----------
Transfers of Net Premiums                                     2,400              3,051              3,951
Transfers Due to Terminations                              (582,203)          (900,917)        (1,045,334)
Transfers Among Investment Divisions                             --                 --                 --
                                                         ----------         ----------        -----------
Net Decrease in Net Assets
  Resulting from Principal Transactions                    (579,803)          (897,866)        (1,041,383)
                                                         ----------         ----------        -----------
Total Decrease in Net Assets                               (484,536)           (45,425)          (796,331)
Net Assets - Beginning of Year                            4,549,464          4,594,889          5,391,220
                                                         ----------         ----------         ----------
Net Assets - End of Year                                 $4,064,928         $4,549,464         $4,594,889
                                                         ==========         ==========         ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------


                                                 DOMESTIC                HIGH                                GLOBAL
                                                  MONEY      GOV'T     CURRENT    QUALITY     SMALL CAP     STRATEGY         BASIC
                                                  MARKET      BOND      INCOME     EQUITY    VALUE FOCUS      FOCUS      VALUE FOCUS
                                       TOTAL     DIVISION   DIVISION   DIVISION   DIVISION    DIVISION      DIVISION       DIVISION
                                    ----------   --------   --------  ---------  ----------  -----------    ---------    -----------
Investment Income:
 Dividends (Note 2}                $  756,724    $ 32,878   $  9,550   $ 13,549  $  236,270   $  305,647    $  86,289     $ 72,541
Expenses:
 Risk charges and Administrative
  Expenses (Note 5)                   (61,235)     (7,836)    (2,249)    (1,896)    (13,467)     (17,671)      (8,939)      (9,177)
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
 Net Investment Income                695,489      25,042      7,301     11,653     222,803      287,976       77,350       63,364
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------

Net Realized Gains (Losses)           (42,496)         --     (1,423)    (4,441)      2,916      (24,754)      (6,742)      (8,052)
Net Unrealized Gains (Losses)        (557,726)         --      9,341    (18,742)   (324,817)     (96,999)    (140,951)      14,442
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
 Net Realized and Unrealized
  Gains (Losses)                     (600,222)         --      7,918    (23,183)   (321,901)    (121,753)    (147,693)       6,390
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
Net Increase (Decrease) in
 Net Assets

Resulting from Operations              95,267      25,042     15,219    (11,530)    (99,098)     166,223      (70,343)      69,754
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
Transfers of Net Premiums               2,400         600         --        516          --          528          516          240

Transfers Due to Terminations        (582,203)   (243,253)   (43,008)    (9,536)   (143,964)      (5,783)    (102,869)     (33,790)
Transfers Among Investment
 Divisions                                 --      (2,540)        --     (1,355)      1,355      (10,129)          --       12,669
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
Net Decrease in Net Assets
 Resulting from Principal
 Transactions                        (579,803)   (245,193)   (43,008)   (10,375)   (142,609)     (15,384)    (102,353)     (20,881)
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
Total Increase (Decrease) in
 Net Assets                          (484,536)   (220,151)   (27,789)   (21,905)   (241,707)     150,839     (172,696)      48,873
Net Assets - Beginning of Year      4,549,464     646,434    173,459    143,596   1,019,801    1,180,941      734,881      650,352
                                   ----------    --------   --------   --------  ----------   ----------    ---------     --------
Net Assets - End of Year           $4,064,928    $426,283   $145,670   $121,691  $  778,094   $1,331,780    $ 562,185     $699,225
                                   ==========    ========   ========   ========  ==========   ==========    =========     ========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                 DOMESTIC                HIGH                                GLOBAL
                                                  MONEY      GOV'T     CURRENT    QUALITY      SPECIAL      STRATEGY         BASIC
                                                  MARKET      BOND      INCOME     EQUITY    VALUE FOCUS      FOCUS      VALUE FOCUS
                                       TOTAL     DIVISION   DIVISION   DIVISION   DIVISION    DIVISION      DIVISION       DIVISION
                                    ----------   --------   --------  ---------  ----------  -----------    ---------    -----------
Investment Income:
 Dividends (Note 2)                 $  688,903   $ 24,605   $ 12,832  $  23,329  $  215,222   $  140,429    $  97,481     $ 175,005
Expenses:
 Risk Charges and Administrative
  Expenses (Note 5)                    (62,024)    (7,273)    (2,869)    (2,951)    (13,650)     (14,905)     (10,328)      (10,048)
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
  Net Investment Income                626,879     17,332      9,963     20,378     201,572      125,524       87,153       164,957
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Net Realized Losses                   (260,701)        --    ( 1,446)   (24,928)    (15,745)    (158,518)     (21,678)      (38,386)
Net Unrealized Gains (Losses)          486,263         --    (15,450)    13,630      60,829      360,075       63,081         4,098
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
  Net Realized and Unrealized
   Gains (Losses)                      225,562         --    (16,896)   (11,298)     45,084      201,557       41,403       (34,288)
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                            852,441     17,332     (6,933)     9,080     246,656      327,081      128,556       130,669
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Transfers of Net Premiums                3,051        800         --        665          --          681          665           240

Transfers Due to Terminations         (900,917)   (56,460)   (36,560)  (132,353)   (279,024)     (84,632)    (163,845)     (148,043)
Transfers Among Investment
 Divisions                                  --    224,234     (8,037)   (12,691)     46,802      (90,420)    (108,742)      (51,146)
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Net Increase (Decrease) in
 Net Assets Resulting from
 Principal Transactions               (897,866)   168,574    (44,597)  (144,379)   (232,222)    (174,371)    (271,922)     (198,949)
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Total Increase (Decrease) in
  Net Assets                           (45,425)   185,906    (51,530)  (135,299)     14,434      152,710     (143,366)      (68,280)
Net Assets - Beginning of Year       4,594,889    460,528    224,989    278,895   1,005,367    1,028,231      878,247       718,632
                                    ----------   --------   --------  ---------   ---------   ----------    ---------     ---------
Net Assets - End of Year            $4,549,464   $646,434   $173,459  $ 143,596  $1,019,801   $1,180,941    $ 734,881     $ 650,352
                                    ==========   ========   ========  =========  ==========   ==========    =========     =========

    The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------


                                                 DOMESTIC                HIGH                                GLOBAL
                                                  MONEY      GOV'T     CURRENT    QUALITY      SPECIAL      STRATEGY        BASIC
                                                  MARKET      BOND      INCOME     EQUITY    VALUE FOCUS      FOCUS      VALUE FOCUS
                                       TOTAL     DIVISION   DIVISION   DIVISION   DIVISION    DIVISION      DIVISION       DIVISION
                                    ----------   --------   --------  ---------  ----------  -----------    ---------    -----------
Investment Income:
 Dividends (Note 2)                $   811,309   $ 25,618   $ 15,521   $ 32,546  $  149,520   $  285,035    $  165,981    $ 137,088
Expenses:
 Risk Charges and Administrative
  Expenses (Note 5)                    (70,045)    (7,083)    (3,706)    (4,541)    (13,872)     (15,716)      (13,190)     (11,937)
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
  Net Investment Income                741,264     18,535     11,815     28,005     135,648      269,319       152,791      125,151
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Net Realized Gains (Losses)           (181,765)        --      1,626     (3,400)    (20,761)     (90,210)      (29,868)     (39,152)
Net Unrealized Gains (Losses)         (314,447)        --      5,179    (38,056)     28,816     (260,366)      (53,819)       3,799
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
  Net Realized and Unrealized
   Gains (Losses)                     (496,212)        --      6,805    (41,456)      8,055     (350,576)      (83,687)     (35,353)
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Net  Increase (Decrease) in
 Net Assets Resulting from
 Operations                            245,052     18,535     18,620    (13,451)    143,703      (81,257)       69,104       89,798
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Transfers of Net Premiums                3,951        600         --        698         250        1,215           948          240

Transfers Due to Terminations       (1,045,334)  (120,706)   (71,298)   (66,183)   (206,030)    (120,770)     (186,668)    (273,679)
Transfers Among Investment
  Divisions                                 --     28,114    (14,259)    (9,012)     (9,208)       1,353       (19,474)      22,486
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Net Decrease in Net Assets
 Resulting from Principal
 Transactions                       (1,041,383)   (91,992)   (85,557)   (74,497)   (214,988)    (118,202)     (205,194)    (250,953)
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Total Decrease in Net Assets          (796,331)   (73,457)   (66,937)   (87,948)    (71,285)    (199,459)     (136,090)    (161,155)
Net Assets - Beginning of Year       5,391,220    533,985    291,926    366,843   1,076,652    1,227,690     1,014,337      879,787
                                   -----------   --------   --------   --------  ----------   ----------    ----------    ---------
Net Assets - End of Year           $ 4,594,889   $460,528   $224,989   $278,895  $1,005,367   $1,028,231    $  878,247    $ 718,632
                                   ===========   ========   ========   ========  ==========   ==========    ==========    =========

   The Accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the ML Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Asset Management, L.P., an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc., is the investment advisor for the ML Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Washington (2000), Idaho (1998), Louisiana (1994), Michigan (1995), Missouri
(1994), Nevada (1997), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Prior to April 4, 2000, the Small Cap Value Focus Fund was named the Special Value Focus Fund. Simultaneously, the corresponding investment division of the Account was renamed.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

    INVESTMENTS: The investments in shares of the ML Funds are stated at market value which is the net asset value per share of the respective funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the ML Funds are reinvested in additional shares and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of ML Funds shares by the Account during the year ended December 31, 2000, are shown below:

                                          PURCHASES             SALES
                                         ----------          ----------
     Domestic Money Market Fund          $  180,540          $  400,143
     Government Bond Fund                    10,256              45,951
     High Current Income Fund                16,602              15,321
     Quality Equity Fund                    242,868             162,644
     Small Cap Value Focus Fund             596,624             323,913
     Global Strategy Focus Fund              86,611             111,364
     Basic Value Focus Fund                  98,420              56,406
                                         ----------          ----------
                Totals                   $1,231,921          $1,115,742
                                         ==========          ==========

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 2000, consists of the following:

                                                              ACCUMULATION
                                          ACCUMULATION            UNIT
                                             UNITS               VALUE           EQUITY
                                          -----------          ----------     ----------
   Domestic Money Market Division         30,333.7184         $ 14.053166     $  426,285
   Government Bond Division                7,738.5970           18.824035        145,672
   High Current Income Division            7,433.6676           16.370249        121,691
   Quality Equity Division                22,157.9216           35.115780        778,093
   Small Cap Value Focus Division         12,851.7075          103.626626      1,331,779
   Global Strategy Focus Division         26,413.4170           21.283991        562,183
   Basic Value Focus Division             18,039.5929           38.760577        699,225
                                                                              ----------
            Totals                                                            $4,064,928
                                                                              ==========

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the ML Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.